Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Cash (used in)/generated from operations	$ (24,845)	$ (21,140)	$ (41,427)
Movement on foreign exchange	(9,281)	(11,685)	14,708
Net cash (used in)/generated from operating activities	(34,126)	(32,825)	(26,719)
Cash flows from investing activities
Interest received	930	41
Capital expenditure on property, plant and equipment	(6)	(712)	(2,376)
Capital expenditure on intangibles	(3,322)	(15,411)	(22,056)
Net cash (used in) investing activities	(2,398)	(16,082)	(24,432)
Cash flows from financing activities
Proceeds from issue of shares	13,076	45,080
Shares issued on exercise of warrants			21,306
Proceeds from government grants	1,331	1,372	1,724
Payment of principal on lease liabilities	(3,051)	(1,315)	(657)
Payments of interest portion of lease liabilities	(168)	(284)	(197)
Net cash generated from financing activities	11,188	44,853	22,176
Net (decrease)/increase in cash and cash equivalents	(25,336)	(4,054)	(28,975)
Cash and cash equivalents at beginning of period	44,455	48,966	86,966
Foreign exchange on cash and cash equivalents	(414)	(457)	(9,025)
Cash and cash equivalents at end of period	$ 18,705	$ 44,455	$ 48,966